SEGMENTED INFORMATION - Revenue from External Customers by Geographic Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 14,977	$ 13,387	$ 12,999
Canada – domestic
Segment Reporting Information [Line Items]
Revenues	4,942	4,603	4,392
Canada – export
Segment Reporting Information [Line Items]
Revenues	1,322	1,226	1,059
United States
Segment Reporting Information [Line Items]
Revenues	8,025	6,953	6,832
Mexico
Segment Reporting Information [Line Items]
Revenues	$ 688	$ 605	$ 716